Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000089998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000089998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000089998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000089998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000089998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089998 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089998 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000089997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000089997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000089997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000089997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089997 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000150375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000150375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000150375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000150375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150375 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000150374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000150374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000150374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000150374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150374 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176395 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000176395 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176395 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000176395 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176395 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176395 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176395 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176396 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000176396 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176396 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000176396 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000176396 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176396 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176396 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000194993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000194993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000194993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194993 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000194994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000194994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000194994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000194994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194994 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000227429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000227429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000227429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000227429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227429 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227429 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000217916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000217916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000217916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000217916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217916 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000226510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000226510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000226510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000226510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000226510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000226510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226510 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226510 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000236762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000236762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236762 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000236762 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000236762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236762 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000236764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000236764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236764 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236764 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000236764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236764 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000243194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243194 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243194 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000243194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243194 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243194 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243192 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243192 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000243192 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243192 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243192 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000243192 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243192 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243192 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000243193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243193 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243193 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000243193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243193 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243193 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000246957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000246957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246957 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246957 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246957 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%